Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY VP FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000887340
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 30, 2018
Document Effective Date	dei_DocumentEffectiveDate	Nov. 30, 2018
Prospectus Date	rr_ProspectusDate	Nov. 30, 2018